Classification of Financial Instruments - Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
At beginning of year	£ 133	£ 113
Exchange differences	(5)	9
Acquisition of investments and other receivable	8	12
Disposal of investments	(7)	(48)
At end of year	143	133
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
At beginning of year	24
Disposal of investments	(3)	(31)
Fair value movements	1	18
At end of year	23	24
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	13	29
Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
At beginning of year	136	200
Exchange differences	(5)	10
Acquisition of investments and other receivable	20	19
Repayment	(3)	(92)
Disposal of investments	(7)	(48)
At end of year	155	136
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	1	18
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	13	29
Level 3 of fair value hierarchy [member] | Other receivable [member]
Disclosure of financial assets [line items]
At beginning of year	3
Exchange differences	0
Acquisition of investments and other receivable	12
Repayment	(3)
Disposal of investments	0
At end of year	12	3
Level 3 of fair value hierarchy [member] | Other receivable [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	0
Level 3 of fair value hierarchy [member] | Other receivable [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	0
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
At beginning of year	133
Exchange differences	(5)
Acquisition of investments and other receivable	8
Repayment	0
Disposal of investments	(7)
At end of year	143	£ 133
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	1
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	£ 13